Share based compensation - Equity-settled share-based compensation (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) USD ($) € / shares	Dec. 31, 2022 USD ($) € / shares	Dec. 31, 2021 USD ($) € / shares
Disclosure of terms and conditions of share based payment arrangement
Share-based composition of fair value of the re-priced warrants | €	€ 0.8
Share based payment reserve
Disclosure of terms and conditions of share based payment arrangement
Exercisable warrants at December 31 | $	984,935	718,400	591,015
Shares representing the exercisable warrants at December 31 | $	1,034,835	795,745	693,310
Weighted average exercise price per share. | € / shares	€ 10.70	€ 15.09	€ 13.10
Weighted average share price at the date of exercise | € / shares	€ 7.25	€ 15.03	€ 21.45